Document and Entity Information	Nov. 07, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Nexstar Media Group, Inc. (the “Company”) is filing this amendment to the Form 8-K (this “Amendment”) filed with the Securities and Exchange Commission on November 6, 2019 (the “Original Form 8-K”) for the purpose of correcting the previously reported total net leverage ratio and first lien net leverage ratio as of September 30, 2019 on page 4 of Exhibit 99.1 to the Original Form 8-K. This amendment does not change the Company’s GAAP and non-GAAP results and guidance provided on Exhibit 99.1. Except for the changes to Exhibit 99.1, this Amendment does not otherwise amend or update any information originally set forth in or filed with the Original Form 8-K.
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	Nexstar Media Group, Inc.
Entity Central Index Key	0001142417
Entity Emerging Growth Company	false
Entity File Number	000-50478
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	23-3083125
Entity Address, Address Line One	545 E. John Carpenter
Entity Address, Address Line Two	Freeway
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75062
City Area Code	(972)
Local Phone Number	373-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	NXST
Security Exchange Name	NASDAQ